Subsidiary undertakings and related party transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of subsidiaries [line items]
Basic salary and bonus	€ 8.0	€ 6.7	€ 7.5
Pension contributions	0.2	0.2	0.2
Non-executive directors fees	0.7	0.7	0.6
Share-based compensation expense	4.5	3.1	3.1
Total Directors' emoluments	€ 13.4	€ 10.7	€ 11.4
Ryanair (DAC)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Ryanair Sun S.A.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
LaudaMotion
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%